Reinhart Mid Cap PMV Fund
Investor Class – RPMMX
Advisor Class – RPMVX
Institutional Class – RPMNX
Reinhart Genesis PMV Fund
Investor Class – RPMAX
Advisor Class – RPMFX
Institutional Class – RPMLX
Reinhart International PMV Fund
Advisor Class – RPMYX
Prospectus
September 28, 2026
The SEC has not approved or disapproved of these securities or determined if this
Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
Reinhart Funds
Series of Managed Portfolio Series (the “Trust”)
TABLE OF CONTENTS

SUMMARY SECTION ....................................................................................................................	1
Reinhart Mid Cap PMV Fund ........................................................................................................	1
Reinhart Genesis PMV Fund .........................................................................................................	6
Reinhart International PMV Fund ..................................................................................................	11
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND DISCLOSURES OF PORTFOLIO HOLDINGS ................................................................................................................	16
Investment Objective .....................................................................................................................	16
Principal Investment Strategies ......................................................................................................	16
Principal Risks of Investing in the Funds ......................................................................................	19
Portfolio Holdings ..........................................................................................................................	22
MANAGEMENT OF THE FUND ...................................................................................................	22
Investment Adviser ........................................................................................................................	22
Portfolio Managers .........................................................................................................................	23
SHAREHOLDER INFORMATION .................................................................................................	24
Pricing of Fund Shares ...................................................................................................................	24
How to Purchase Fund Shares .......................................................................................................	25
How to Redeem Fund Shares .........................................................................................................	29
How to Exchange Fund Shares ......................................................................................................	32
Dividends and Distributions ...........................................................................................................	33
Tools to Combat Frequent Transactions ........................................................................................	34
Tax Consequences ..........................................................................................................................	35
Other Fund Policies ........................................................................................................................	36
Class Descriptions ..........................................................................................................................	37
DISTRIBUTION OF FUND SHARES .............................................................................................	38
The Distributor ...............................................................................................................................	38
Rule 12b-1 Distribution Fees .........................................................................................................	38
Shareholder Servicing Plan Fees ....................................................................................................	38
Payments to Financial Intermediaries ............................................................................................	38
FINANCIAL HIGHLIGHTS ............................................................................................................	39

Summary Section
Reinhart Mid Cap PMV Fund
Investment Objective
The Reinhart Mid Cap PMV Fund (the “Fund” or the “Mid Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class	Institutional Class
Management Fees (1)	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.25%	0.00%	0.00%
Shareholder Service Plan Fees (2)	0.15%	0.15%	0.00%
Other Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses (3)	1.52%	1.27%	1.12%
Less: Fee Waiver (3)	-0.32%	-0.32%	-0.32%
Total Annual Fund Operating Expenses After Fee Waiver (1)(2)(3)	1.20%	0.95%	0.80%
(1)Restated to reflect a reduction in the Fund’s management fee effective as of September 28, 2026.
(2)The Total Annual Fund Operating Expenses for the Investor Class and the Advisor Class do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees.
(3)Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Advisor Class and 0.80% of the average daily net assets of the Institutional Class.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$122	$449	$799	$1,785
Advisor Class	$97	$371	$666	$1,506
Institutional Class	$82	$324	$586	$1,335
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks issued by mid-capitalization (“mid-cap”) companies. The
Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell Midcap® Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of April 30, 2026, they ranged from approximately $5.7 billion to $61.7 billion.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
If the fundamentals deteriorate, a security will be sold before it reaches the PMV price target. If the fundamentals improve, the PMV price target may be increased. Key fundamentals will vary by industry.
The major categories generally include financial metrics such as sales growth, profit margins, free cash flow and returns-on-capital. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.  From time to time, the Fund may also invest in real estate investment trusts (“REITs”) and American
Depositary Receipts (“ADRs”). The Fund may focus its investments in securities of companies in the same economic sector.
Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Mid-Cap Companies Risk.  Securities of mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.
Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through
"sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.  Figures shown in the bar chart are for the Fund’s Advisor Class shares.  Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index), and an additional, more specialized index. The Russell 3000® Index measures the performance of the 3,000 largest publicly traded companies in the United States. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.
Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q4 2020 22.41%	Q1 2020 -32.64%

Year-to-Date Return as of June 30, 2026
5.55%

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Five Years	Ten Years	Since Inception (5/31/2012)
Advisor Class Shares
Return Before Taxes	-0.70%	6.07%	7.02%	8.22%
Return After Taxes on Distributions	-2.28%	4.97%	5.82%	7.03%
Return After Taxes on Distributions and Sale of Fund Shares	0.60%	4.68%	5.41%	6.49%
Investor Class Shares
Return Before Taxes	-0.92%	5.80%	6.77%	7.95%
Institutional Class Shares (1)
Return Before Taxes	-0.55%	6.19%	7.17%	8.37%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%	11.19%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%	14.58%

(1)The Advisor Class and Investor Class commenced operations on May 31, 2012. The Institutional Class commenced operations on September 29, 2017.  The performance shown for the Institutional Class prior to its inception on September
29, 2017, is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional
Class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor and Institutional Class will vary to the extent each share class has different expenses.  Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts
(“IRAs”).
Management
Investment Adviser
Reinhart Partners, LLC is the Fund’s investment adviser.
Portfolio Managers
Joshua Wheeler, CFA, Principal and Portfolio Manager of the Adviser, is the Fund’s lead portfolio manager and Matthew Martinek, CFA, Principal, Chief Investment Officer and Portfolio Manager of
the Adviser, is the co-portfolio manager of the Fund. They are responsible for the day-to-day management of the Fund. Mr. Wheeler has managed the Fund since January 2021, while Mr. Martinek became co-portfolio manager in September 2024.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Reinhart Mid Cap PMV Fund, c/o U.S. Bank Global
Fund Services, LLC, P.O. Box 219252, Kansas City, MO 64121-9252) by contacting the Fund by telephone at (855) 774-3863, or through a financial intermediary.  The Fund’s minimum initial and subsequent investment amounts are shown below. The Adviser may reduce or waive the minimums.

	Minimum Initial Investment	Minimum Subsequent Investments
Investor & Advisor Classes	$5,000	$100
Institutional Class*	$1,000,000	None
*The minimum initial investment is waived for institutional investors that maintain accounts at an omnibus or plan level for employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue
Code Sections 401(a), 401(k), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.  Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Reinhart Genesis PMV Fund
Investment Objective
The Reinhart Genesis PMV Fund (the “Fund” or the “Genesis Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class	Institutional Class
Management Fees (1)	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.25%	0.00%	0.00%
Shareholder Servicing Plan Fee (2)	0.15%	0.15%	0.00%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses (1)(2)	1.31%	1.06%	0.91%
Less: Fee Waiver and Expense Reimbursement (3)	-0.11%	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (1)(2)(3)	1.20%	0.95%	0.80%
(1)Restated to reflect a reduction in the Fund’s management fee effective as of September 28, 2026.
(2)Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the
Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees.
(3)Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class and 0.95% of the average daily net assets of the Advisor Class, and 0.80% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$122	$404	$708	$1,569
Advisor Class	$97	$326	$574	$1,284
Institutional Class	$82	$279	$493	$1,109

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and mid-capitalization (“small-cap” or “mid-
cap”) companies. The Fund considers a company to be a small or mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500® Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of April  30,
2026, they ranged from approximately $146.4 million to $17.4 billion.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
The Fund may invest up to 20% of its net assets in securities of real estate investment trusts (“REITs”)
and securities of other investment companies, including exchange-traded funds (“ETFs”). From time to time, the Fund may also invest in American Depositary Receipts (“ADRs”). The Fund may focus its investments in securities of companies in the same economic sector.
Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Small-Cap and Mid-Cap Companies Risk.  Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.
Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through
"sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Advisor Class shares.  Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index) and additional, more specialized indexes. The Russell 3000® Index measures the performance of the 3,000 largest publicly traded companies in the United States. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.

Calendar Year Total Returns as of December 31

35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
22.09%
4.38%
24.03%
-3.57%
23.92%
15.06%
5.47%
2019
2020
2021
2022
2023
2024
2025

Best Quarter	Worst Quarter
Q4 2020 29.73%	Q1 2020 -33.79%

Year-to-Date Return as of June 30, 2026
28.24%

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Five Years	Since Inception (5/31/2018)
Advisor Class Shares
Return Before Taxes	5.47%	12.46%	10.26%
Return After Taxes on Distributions	3.68%	11.00%	9.22%
Return After Taxes on Distributions and Sale of Fund Shares	4.52%	9.68%	8.09%
Investor Class Shares
Return Before Taxes	5.19%	12.17%	9.97%
Institutional Class Shares*
Return Before Taxes	5.63%	12.63%	10.46%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	12.59%	8.88%	6.64%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	12.73%	10.02%	7.95%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	8.61%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.07%
*Average annual total returns for Institutional Class shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities. The performance figures shown for Institutional Class shares reflect the performance for the Advisor Class shares for the periods prior to the inception date of Institutional Class shares, adjusted for the difference in expenses attributable to
Advisor Class shares and Institutional Class shares. Since Institutional Class shares have lower expenses and are therefore less expensive than Advisor Class shares, the returns for Advisor Class shares are lower than the returns shown for Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for the Advisor
Class; after-tax returns for the Investor Class and Institutional Class will vary to the extent each share class has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser
Reinhart Partners, LLC is the Fund’s investment adviser.
Portfolio Managers
Matthew Martinek, CFA, Principal, Chief Investment Officer and Portfolio Manager of the Adviser, is
the Fund’s lead portfolio manager and Joshua Wheeler, CFA, Principal and Portfolio Manager of the
Adviser, is the co-portfolio manager of the Fund. They are responsible for the day-to-day management of the Fund.  Mr. Martinek has managed the Fund since its inception in May 2018, while Mr. Wheeler became co-portfolio manager in September 2024.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Reinhart Genesis PMV Fund, c/o U.S. Bank Global Fund
Services, LLC, P.O. Box 219252, Kansas City, MO 64121-9252), by wire transfer, by contacting the
Fund by telephone at (855) 774-3863, or through a financial intermediary. The minimum initial investment amounts are shown below:

	Minimum Initial Investment	Minimum Subsequent Investments
Investor & Advisor Classes	$5,000	$100
Institutional Class*	$1,000,000	None
*The minimum initial investment is waived for institutional investors that maintain accounts at an omnibus or plan level for employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code
Sections 401(a), 401(k), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans,
(iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.  Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Reinhart International PMV Fund
Investment Objective
The Reinhart International PMV Fund (the “Fund” or the “International Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below

Shareholder Fees (fees paid directly from your investment)	Advisor Class
None
Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.95%
Shareholder Servicing Plan Fee	0.15%
Other Expenses	9.75%
Total Annual Fund Operating Expenses(1)	10.85%
Less: Fee Waiver and Expense Reimbursement (2)	-9.90%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (1)(2)	0.95%
(1)Restated to reflect the Fund’s current operating expenses.
(2)Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.95% of the average daily net assets of the Advisor Class.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the date such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation
Agreement is indefinite in term and cannot be terminated through at least September 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser,
with the consent of the Board.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$97	$2,225	$4,111	$7,941

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of foreign companies across the market capitalization spectrum
(i.e., inclusive of small, medium and large capitalization companies), including sponsored and unsponsored American Depositary Receipts or American Depositary Shares (ADRs and ADSs are
dollar-denominated securities of foreign issuers traded in the U.S.). The Fund invests mainly in a limited number of small, mid and large capitalization stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. The Fund considers a company to be a small, mid or large capitalization company if it has a market capitalization, at the time of purchase, within the capitalization range of the MSCI AC World Index ex USA as of the date it was last reconstituted. The market capitalizations within the index vary, but as of August 31, 2026, they ranged from approximately $504.29 million to $1.84 trillion.
In determining whether an investment is appropriate for inclusion in the Fund’s portfolio, the Adviser screens companies using quality and valuation measures such as long-term operating and gross margin, return on invested capital and free cash flow. International companies that make it through the
Adviser’s initial quality and valuation measures are then subjected to intensive fundamental analysis to determine whether a company has a competitive advantage in the marketplace and a sustainable business model. In analyzing a company’s fundamentals, the Adviser utilizes, among other sources of information, publicly available filings, third-party research materials, and industry research calls. In addition, the Adviser may interact with company management though participation on earnings calls and investor relations conferences.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security. From time to time, the Fund may also invest in real estate investment trusts (“REITs”). The Fund may focus its investments in securities of companies in the same economic sector.
Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Small-Cap and Mid-Cap Companies Risk.  Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that the Adviser’s estimated intrinsic value of a company may not be recognized by the broad market or that their prices may decline. In addition, the Adviser’s estimated value of an investment may not be correct.
REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.
Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S.
company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through
"sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index, the MSCI AC World Index ex USA. The MSCI AC World Index
ex USA captures large- and mid-cap representation across 22 of 23 Developed Markets countries
(excluding the U.S.) and 24 Emerging Market countries, covering approximately 85% of the global equity opportunity set outside the U.S.  Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.
Calendar Year Total Returns as of December 31

25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
18.58%
4.08%
21.50%
2023
2024
2025

Best Quarter	Worst Quarter
Q2 2025 15.22%	Q4 2024 -6.26%

Year-to-Date Return as of June 30, 2026
22.12%

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Since Inception (5/31/2022)
Advisor Class Shares
Return Before Taxes	21.05%	11.20%
Return After Taxes on Distributions	19.39%	9.72%
Return After Taxes on Distributions and Sale of Fund Shares	14.40%	8.72%
MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)	32.39%	12.39%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return
After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. After-tax returns are shown only for the Advisor Class; after-tax returns for the
Investor Class will vary to the extent each share class has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser
Reinhart Partners, LLC is the Fund’s investment adviser.
Portfolio Managers
Matthew Martinek, CFA, Principal, Chief Investment Officer and Portfolio Manager of the Adviser, is
the Fund's lead portfolio manager and Joshua Wheeler, CFA, Principal and Portfolio Manager of the
Adviser, is a co-portfolio manager of the Fund. They are responsible for the day-to-day management of the Fund. Each has managed the Fund since its inception in May 2022.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Reinhart International PMV Fund, c/o U.S. Bank Global
Fund Services, LLC, P.O. Box 219252, Kansas City, MO 64121-9252), by wire transfer, by contacting the Fund by telephone at (855) 774-3863, or through a financial intermediary. The minimum initial investment amount for Advisor Class shares of the Fund is $5,000. Subsequent purchases and exchanges may be made with a minimum investment amount of $100. The Adviser may reduce or waive the minimums.
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.  Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Strategies, Risks and Disclosure of Portfolio Holdings
Investment Objective
Each Fund’s investment objective is long-term capital appreciation.  Each Fund’s investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’
prior written notice to shareholders.
Principal Investment Strategies
Mid Cap Fund
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks issued by mid-cap companies.  The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell Midcap® Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of April 30, 2026, they ranged from approximately
$5.7 billion to $61.7 billion.
The Fund may also invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other
REITs.
In selecting investments for the Fund, the Adviser begins by determining the universe of potential companies for investment through a systematic screening of mid-cap companies looking for symptoms of success such as:
•High returns on capital;
•Strong free cash flow; and
•Consistent growth.
Next, the Adviser applies various valuation measures, including Enterprise Value/EBITDA (earnings before interest, taxes, depreciation, and amortization), price/earnings, price/revenue and price/book value.  The Adviser’s research effort also includes an evaluation of the business model for competitive advantages, sustainable growth, risk, and industry dynamics.
Finally, the Adviser utilizes its proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company.  This PMV becomes the “anchor” by which all decisions by the Adviser are framed within an emotional market.  PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Because stock prices tend to be more volatile than a security’s intrinsic value, this discipline seeks to eliminate the emotion of the markets and identify objective investment opportunities.  The Adviser selects investments for the
Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV and typically sells investments when they reach or are close to reaching PMV, or due to a change in the fundamentals of the security.  The fundamentals may change by improvement or deterioration. If the fundamentals deteriorate, a security will be sold before it reaches the PMV price target. If the fundamentals improve, the PMV price target may be increased.  Key fundamentals will vary by industry.  The major categories generally include financial metrics such as sales growth, profit margins, free cash flow and returns-on-
capital.  In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.
The Fund may also hold high-quality, short-term debt securities and money market instruments for retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  The Fund pursues its investment objective regardless of market conditions and does not take defensive positions through raising cash.  Cash will fluctuate based upon the ratio of public prices to private values of securities, and defensive positioning of the Fund is made through stock selection and sector weightings, which may result in the Fund not achieving its investment objective.
Genesis Fund
Under normal market conditions, the Genesis Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small-cap and mid-cap companies.
The Fund considers a company to be a small or mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500® Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of April  30, 2026, they ranged from approximately $146.4 million to $17.4 billion.
PMV is the Adviser’s proprietary methodology for determining a company’s true intrinsic value.  PMV is what an acquirer would be willing to pay for the entire company (per share).  It is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Since stock prices tend to be more volatile than a security’s intrinsic value, this discipline eliminates the emotion of the markets and identifies objective investment opportunities.
Owning shares of high-quality companies at significant discounts to intrinsic value is a formula for long-term investment success. The Fund may invest up to 20% of its net assets in REITs and securities of other investment companies.
The Adviser employs a four-step equity management process that allows us to identify and manage a portfolio of stocks chosen to provide superior returns with controlled risk. The first two steps are designed to filter a broad universe of securities down to a select group that warrant intensive fundamental analysis.
•Step 1: Look for symptoms of success
Great companies generate consistently superior returns for their shareholders. Therefore, the first thing the Adviser looks for is companies with symptoms of success such as: consistent positive cash flow from operations and strong returns on equity, assets, and invested capital.
•Step 2: Screen by valuation measures
Having screened for quality, the Adviser further narrows its universe by applying a series of initial valuation measures. Companies that make it through these first two steps are then subjected to intensive fundamental analysis.
•Step 3: Evaluate the business model
For a company to generate excess returns, it must have a sustainable competitive advantage.  It may be the low-cost producer, maintain a dominating brand or serve a niche. The Adviser evaluates the company’s business model in order to understand the value and sustainability of its competitive position.
•Step 4: Value the franchise
The last step in the Adviser’s equity selection process is to assign an independent, objective valuation to the enterprise. The Adviser must determine what the true intrinsic value of the company is. The Adviser does this through a private market valuation discipline. New securities are purchased if the price is at a discount of 30% or more to its private market valuation.
Stocks are sold when they reach their PMV. The gap between price and PMV serves as an objective basis to trim or add to existing holdings.
As a non-principal investment strategy, the Fund may also hold high-quality, short-term debt securities and money market instruments for retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities. The Fund pursues its investment objective regardless of market conditions and does not take defensive positions through raising cash.  Cash will fluctuate based upon the ratio of public prices to private values of securities, and defensive positioning of the Fund is made through stock selection and sector weightings, which may result in the Fund not achieving its investment objective. When investing for temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.
International Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of foreign companies across the market capitalization spectrum
(i.e., inclusive of small, medium and large capitalization companies), including sponsored and unsponsored American Depositary Receipts or American Depositary Shares (ADRs and ADSs are
dollar-denominated securities of foreign issuers traded in the U.S.). The Fund invests mainly in a limited number of small, mid and large capitalization stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. The Fund will typically hold between 25 and 30 securities. The Fund considers a company to be a small-, mid- or large-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the MSCI AC
World Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of August 31, 2026, they ranged from approximately $504.29 million to $1.84 trillion..
In determining whether an investment is appropriate for inclusion in the Fund’s portfolio, the Adviser screens companies using quality and valuation measures such as long-term operating and gross margin, return on invested capital and free cash flow. International companies that make it through the
Adviser’s initial quality and valuation measures are then subjected to intensive fundamental analysis to determine whether a company has a competitive advantage in the marketplace and a sustainable business model. In analyzing a company’s fundamentals, the Adviser utilizes, among other sources of information, publicly available filings, third-party research materials, and industry research calls. In addition, the Adviser may interact with company management through participation on earnings calls and investor relations conferences. The Adviser tries to understand the competitive advantage of the company, see evidence in the persistency of the business model, and have confidence that it is sustainable.
If quality parameters are met, the Fund’s investment strategy utilizes the Adviser’s proprietary Private
Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor”
by which all decisions by the Adviser are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate, valuation multiples to each security analyzed. Since stock prices tend to be more volatile than a security’s intrinsic value, this discipline attempts to eliminate the emotion of the markets and identifies objective investment opportunities. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV, which, in the Adviser’s opinion, offers an attractive risk/
reward to clients.

In selecting investments for the Fund, the Adviser engages in fundamental, bottom-up research process with a long-term investment focus to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle.  The Adviser utilizes a ranking system that narrows the investment focus, and emphasizes metrics like long-term operating and gross margin, return on invested capital and free cash flow. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser, in over 25 years of utilizing PMV investing, has learned the philosophy works best when applied to companies with a durable competitive advantage. The Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
As a non-principal investment strategy, the Fund may also hold high-quality, short-term debt securities and money market instruments for retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities. The Fund pursues its investment objective regardless of market conditions and does not take defensive positions through raising cash. Cash will fluctuate based upon the ratio of public prices to private market values of securities, and defensive positioning of the Fund is made through stock selection and sector weightings, which may result in the
Fund not achieving its investment objective.
Principal Risks of Investing in the Funds
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that a
Fund will achieve its investment objective. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund.  The principal risks of investing in the Funds are:
General Market Risk (all Funds).  The NAV and investment return of a Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund. In addition, local, regional, or global events such as war, including Russia’s invasion of Ukraine, regional armed conflict, acts of terrorism, market volatility related to global trade policy, the spread of infectious diseases or other public health issues, recessions, rising inflation, rising interest rates, or other events could have a significant negative impact on a Fund and its investments.
The market value of securities in which a Fund invests is based upon the market’s perception of value, and is not necessarily an objective measure of the securities’ value. In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.
Continuing market volatility may have adverse effects on the Fund.
Management Risk (all Funds).  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis, and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and a Fund could underperform the market or other mutual funds with similar investment objectives.
Equity Securities Risk (all Funds).  A Fund’s investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors or companies in which a Fund invests.
A Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
Large-Cap Companies Risk (Mid Cap Fund and International Fund).  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Mid-Cap Companies Risk (all Funds).  The mid-cap companies in which a Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a mid-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.
Small-Cap Companies Risk (Genesis Fund and International Fund).  The small-cap companies in which a Fund invests may not have the management experience, financial resources, product or business diversification and competitive strengths of larger-cap companies.  In addition, such companies may have been recently organized and have little or no track record of success.  Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies.  Small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and, therefore, information about these companies may not be as readily available as that for larger-cap companies.
Value-Style Investing Risk (all Funds).  A Fund’s investments in value stocks may react differently to issuer, political, market, and economic developments than the general market and investments in other types of stocks.  Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.  However, value stocks may continue to be inexpensive for long periods of time and may not ever realize their full value and their  prices may decline.  Also, if the market does not consider a stock to be undervalued, then the value of the stock may decline even if stock prices are generally rising. In addition, the Adviser's estimated value of an investment may not be correct.
REIT Risk (all Funds).  REITs have been subject to substantial fluctuations and valuation declines on a local, regional and national basis in the past and may continue to be in the future.  Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors.  Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.
Sector Emphasis Risk (all Funds).  The securities of companies in the same or related businesses
(“industry sectors”), if comprising a significant portion of the portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.
Financial Sector Risk (all Funds). Each Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of a Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial sector companies held by a Fund.
Foreign Securities Risk (International Fund).  The risks of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S.
markets.  There may be less information publicly available about foreign companies than about a U.S.
company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk (all Funds). ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.  In some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  Investment in ADRs may be less liquid than the underlying shares in their primary trading market and may be more volatile.  Investing in ADRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the ADRs will be purchased, sold and pay dividends in U.S. Dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; inflation risk; speculation; and other factors. Investing in ADRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the ADRs will be purchased, sold and pay dividends in U.S. Dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; inflation risk; speculation; and other factors.
Distributions paid to holders of depositary receipts, such as the Funds, may be subject to a fee charged by the depositary. In addition, depositary receipts may not pass through voting or other shareholder rights.
ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Non-Principal Risks
ETF Risk. The market price of an ETF will fluctuate based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the
ETF may be halted under certain circumstances.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  In addition, the Fund will bear its pro rata portion of an ETF’s expenses and the Fund’s expenses may therefore be higher than if it invested directly in securities.
Investment Company Risk. The Funds may be subject to increased expenses and reduced performance as a result of its contemplated investments in other investment companies.  If the Fund invests in investment companies (including other closed-end, open-end funds, and ETFs), it will bear additional expenses based on its pro rata share of the investment company’s operating expenses, including the duplication of advisory and other fees and expenses.  Additional risks of owning an investment company generally includes the risks of owning the underlying securities the investment company holds.
Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’
portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

Management of the Funds
Investment Adviser
The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Reinhart
Partners, LLC located at 11090 North Weston Drive, Mequon, Wisconsin 53092. Established in 1991,
the Adviser is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions and is responsible for about $4.77 billion in assets under advisement as of May 31, 2026. Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board.
The Adviser has overall supervisory responsibility for the general management and investment of each
Fund’s securities portfolio. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under the
Advisory Agreement. For its services, the Mid Cap Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.80% of the Fund’s average daily net assets; the Genesis Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.80% of the Fund’s average daily net assets; and the International Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.95% of the Fund's average daily net assets. For the fiscal year ended
May 31, 2026, the Mid Cap Fund paid a management fee to the Adviser of 0.90% of the Fund’s average daily net assets; the Genesis Fund paid a management fee to the Adviser of 0.95% of the Fund’s average daily net assets; and the International Fund paid a management fee to the Adviser of 0.95% of the Fund’s average daily net assets.
Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an Operating
Expenses Limitation Agreement between the Adviser and the Trust, on behalf of each class of the
Funds, the Adviser has contractually agreed to waive its management fees, and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, front-end or contingent deferred loads, leverage/borrowing interest, interest expense, taxes, dividends paid on short sales, brokerage commissions, expenses incurred in conjunction with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the
Investor Class, 0.95% of the average daily net assets of the Advisor Class and 0.80% of the average daily net assets of the Institutional Class of the Mid Cap Fund; do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Advisor Class, and
0.80% of the average daily net assets of the Institutional Class of the Genesis Fund; and do not exceed
0.95% of the average daily net assets of the Advisor Class of the International Fund (the “Expense
Cap”).  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2027, with respect to the Funds. Fees waived and expenses paid by the
Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and the expense payment occurred and at the time of the recoupment.
As a result of the Operating Expenses Limitation Agreement the Adviser has with the Funds, the
Adviser was effectively paid a management fee of 0.66% of the Mid Cap Fund’s average daily net assets, 0.72% of the Genesis Fund’s average daily net assets, and 0.00% of the International Fund’s average daily net assets for the fiscal year ended May 31, 2026.
A discussion regarding the basis of the Board’s approval of the Advisory Agreement is available in the
Funds’ annual report to shareholders for the fiscal year ended May 31, 2026, which is included in the
Funds’ Form N-CSR.
The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.
Portfolio Managers
Matthew Martinek, CFA and Joshua Wheeler, CFA, are responsible for the day-to-day management of the Reinhart Funds.
Matthew Martinek, CFA
Matthew Martinek joined Reinhart Partners in 2010 as an Analyst and was promoted to Portfolio
Manager of the Genesis PMV strategy in 2011, Chief Investment Officer in 2024, and Co-Portfolio
Manager of the Mid Cap PMV strategy in 2024. Prior to joining Reinhart Partners, Mr. Martinek was an
Associate Analyst with T. Rowe Price, primarily focused on the Small Cap Value strategy. Mr.
Martinek has a BBA in Accounting and Finance from the University of Wisconsin-Madison, where he was a member of the Applied Security Analysis Program.  He also received an MBA from Columbia

Business School, where he was a member of the Applied Value Investing program.  He holds the
Chartered Financial Analyst designation and is a member of the CFA Institute.
Joshua Wheeler, CFA
Joshua Wheeler joined Reinhart Partners in 2015 as an Analyst and was promoted to Portfolio Manager of the Mid Cap PMV strategy in January 2021 and Co-Portfolio Manager of the Genesis PMV strategy in 2024. Prior to joining Reinhart Partners, Mr. Wheeler was a Senior Equity Research Analyst at
Greenleaf Trust and a sell-side Senior Research Associate at Morgan Stanley in New York City. He
began his career as a Commercial Credit Analyst for Vectra Bank in Denver, Colorado. Mr. Wheeler
has a BA in Economics from Hope College and an MBA from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst designation and is a member of the CFA
Institute.
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Shareholder Information
Pricing of Fund Shares
The price of each class of each Fund’s shares is its NAV.  The NAV of each class is calculated by dividing its total assets, less the liabilities of each class, by the number of shares outstanding of each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m. Eastern Time.  The NAV will not be calculated, nor may investors purchase or redeem Fund shares, on days that the NYSE is closed for trading, even though certain Fund securities
(i.e., foreign or debt securities) may trade on days the NYSE is closed and such trading may materially affect the Funds’ NAV.
Each Fund’s assets are generally valued at their market price using valuations provided by independent pricing services consistent with the Adviser’s valuation procedures and policies. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee for the
Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities. When market prices are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board will regularly evaluate whether the
Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of the prices obtained through the application of such procedures.
When fair value pricing is employed, security prices that the Funds use to calculate their NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when a Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The Funds’ investments in smaller capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies.  It is anticipated that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.
Mid Cap Fund and Genesis Fund
Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-
the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by the Board.
International Fund
In the case of foreign securities, the occurrence of certain events (such as a significant surge or decline in the U.S. or other markets) after the close of foreign markets, but prior to the time the Fund’s NAV is calculated, will often result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund may value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair value pricing can reduce an investor’s ability to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
How to Purchase Fund Shares
Shares of each Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below).  Shares may be purchased directly from the
Funds or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.
Shares of the Funds have not been registered and are not offered for sale outside of the United States.
The Funds generally do not sell shares to investors residing outside the United States, even if they are
United States citizens or lawful permanent residents, except to investors with United States military
APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-
Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.
A service fee, currently $25, as well as any loss sustained by a Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and U.S. Bancorp Fund Services,
LLC, the Funds’ transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Funds or the
Transfer Agent.
Investment Minimums.  The Funds’ minimum initial and subsequent investment amounts are shown below:

	Minimum Initial Investment	Minimum Subsequent Investments
Investor Class (Mid Cap Fund and Genesis Fund)	$5,000	$100
Advisor Classes (All Funds)	$5,000	$100
Institutional Class (Mid Cap Fund and Genesis Fund)*	$1,000,000	None

*Institutional Class shares pay no Rule 12b-1 distribution fees and no shareholder servicing plan fees. In addition, the
Adviser will not make any revenue sharing payments to financial intermediaries in connection with the sale of
Institutional Class shares.  The minimum initial investment is waived for institutional investors that maintain accounts at an omnibus or plan level for employer-sponsored retirement or benefit plans, including: (i) plans established under
Internal Revenue Code Sections 401(a), 401(k), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
The Adviser reserves the right to waive the minimum initial or subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.
Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Funds’ Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Funds.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.
If you place an order for a Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other
Authorized Intermediaries to receive purchase and redemption orders on the Funds’ behalf.
If your financial intermediary is not an Authorized Intermediary, your order will be processed at the
NAV next calculated after the Transfer Agent receives your order from your financial intermediary.
Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received, in a timely manner, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not
Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.
Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized
Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:
•The name of the Fund(s) to be purchased;
•The class of shares to be purchased;
•The dollar amount of shares to be purchased;
•Your account application or investment stub; and
•A check payable to the name of the Fund or a wire transfer received by the Fund.
An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the
Fund and is not binding until so accepted.  Each Fund reserves the right to reject any Account
Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.
Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.
Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by a Fund, all purchase requests received in good order before the close of the NYSE
(generally 4:00 p.m., Eastern Time) will be processed at the NAV next calculated after receipt.
Purchase requests received after the close of the NYSE will be priced on the next business day.
Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account
Application or investment stub and mail it, along with a check made payable to the Fund, to:

Regular Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services PO. Box 219252 Kansas City, MO 64121-9252	Overnight or Express Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is determined as of the time the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, or any conditional order or payment.
Purchase by Wire.  If you are making your first investment in a Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at (855) 774-3863 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund(s), your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	[Name of Fund(s)]
[Shareholder Name/Account Registration]
[Shareholder Account Number]
[Class of shares to be purchased]
Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time) to be eligible for same day pricing.  The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you did not decline telephone transactions on your Account Application, and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Funds toll free at (855)
774-3863.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing
House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern
Time), shares will be purchased in your account at the NAV determined on the day your order is placed.
Shareholders may encounter higher than usual call waiting times during periods of high market activity.
Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00
p.m., Eastern Time).
Subsequent Investments.  Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, telephone or wire.  You must call to notify the Funds at (855) 774-3863 before wiring.  An Invest by Mail form, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the Invest by Mail form from your account statement, include your name, address, Fund name and account number on a separate piece of paper.
Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan
(“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to automatically withdraw any amount of at least $100 that you wish to invest in the Fund, on a monthly, quarterly, semi-annual or annual basis, from your personal checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled investment.  A fee will be charged if your bank does not honor the
AIP draft for any reason.
Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance
Program (the “Program”) as required by the Uniting and Strengthening America by Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT
Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers”
seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA
PATRIOT Act):
•Full name;
•Date of birth (individuals only);
•Social Security or taxpayer identification number; and
•Permanent street address (a P.O. Box number alone is not acceptable).
In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your account application as part of the
Program.  As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at
(855) 774-3863.

Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.
How to Redeem Fund Shares
In general, orders to sell or “redeem” shares may be placed directly with the Funds or through a financial intermediary.  You may redeem all or part of your investment in a Fund’s shares on any business day that the Fund calculates its NAV.
However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.
Shares held in IRA accounts may be redeemed by telephone at (855) 774-3863.  Investors will be asked whether or not to withhold taxes from any distribution.
Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by a Fund in good order after the close of the regular trading session of the NYSE (generally
4:00 p.m., Eastern Time) will usually be processed on the next business day.  Under normal circumstances, the Funds expect to meet redemption requests through the sale of investments held in cash or cash equivalents. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the Funds may choose to sell portfolio assets for the purpose of meeting such requests.  Each Fund further reserves the right to distribute “in-kind” securities from the
Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. Redemptions-in-kind are discussed in greater detail below.
A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund to be redeemed;
•The class of shares to be redeemed;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account and signature guarantee(s), if applicable.
Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators, or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.
While redemption proceeds may be paid by check sent to the address of record, the Funds are not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account, or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  The
Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house
(ACH) transfer.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH;
however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after a Fund receives your redemption request.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
If you did not purchase your shares with a wire payment, please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, a
Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets;
or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the
Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.
Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer
Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required of each owner in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying the ability to purchase and redeem Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, each Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services PO. Box 219252 Kansas City, MO 64121-9252	Overnight or Express Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.
Telephone Redemption.  Unless you declined telephone transactions on your Account Application, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at (855)
774-3863.  Investors in an IRA or other retirement plan will be asked whether or not to withhold federal income tax.
In order to qualify for, or to change, telephone redemption privileges on an existing account, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for, or to change, telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communication or transmission outages or failures.
Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:
•Your Fund account number;
•The name in which your account is registered; and/or
•The Social Security or taxpayer identification number under which the account is registered.
If an account has more than one owner or person authorized to perform transactions, the Funds will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Program.  Each Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount of at least
$100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.

This program may be terminated or modified by a Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the rate of growth of assets in your account, including any dividends credited to your account, the account will ultimately be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call (855) 774-3863 for additional information regarding the SWP.
The Funds’ Right to Redeem an Account.  Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.
Redemption-in-Kind.  Each Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund’s remaining shareholders), a Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).
Specifically, if the amount you are redeeming from a Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.
How to Exchange Fund Shares
You may exchange all or a portion of your investment from a Fund to other Funds in the Trust that the
Adviser manages within the same share class.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state. Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Shares,”
unless the account qualifies for a waiver of the initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a redemption of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.
You may make exchanges only between identically registered accounts (name(s), address, and taxpayer
ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transactions”).  You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your Account Application.
Exchanges By Mail.  To exchange Fund shares by mail, simply complete a written request and mail it to the Funds:

Regular Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services PO. Box 219252 Kansas City, MO 64121-9252	Overnight or Express Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
The written request must contain the following information:
•Your account number;
•The names of each Fund and Share Class you are exchanging;
•The dollar amount or number of shares you want to sell (and exchange); and
•A completed Account Application for the Fund into which you want to exchange if you desire different account privileges than those currently associated with your Fund account.
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services,
LLC post office box, of purchase orders or redemption requests does not constitute receipt by the
Transfer Agent of the Funds.  Receipt of purchase orders, redemption or exchange requests is based on when the order is received at the Transfer Agent’s offices.
Exchanges by Telephone.  Unless you declined telephone transactions on your Account Application, you may exchange your Fund shares by telephone at (855) 774-3863.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.
Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:
•Your Fund account number;
•The name in which your account is registered; and/or
•The social security or taxpayer identification number under which the account is registered.
Dividends and Distributions
The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at other times during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options:
(1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received your request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current NAV per share and to reinvest all subsequent distributions.
Tools to Combat Frequent Transactions
The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Funds’ shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise judgment in implementing these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.
Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-
term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the
Funds and their shareholders, the Funds reserve the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.
Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with the Trust's fair value procedures.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled
“Pricing of Fund Shares.”
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with
Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to a Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, a Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.
Tax Consequences
Distributions of each Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends and net short-term capital gains and net gains from foreign currency transactions, in the case of the International Fund), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that a Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder. To the extent a
Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.
Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum federal rate of 20% for individual shareholders in the highest income bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA. Distributions by the Fund that are not paid from its earnings and profits will be treated as a return of capital, which is applied against and will reduce the adjusted tax basis of your shares (but not below zero) and, after such adjusted tax basis is reduced to zero, be treated as a gain from the sale or exchange of shares.
The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
Under the Tax Cuts and Jobs Act (“TCJA”), "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after
20% deduction). A Fund may choose to pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and the shareholder meet certain holding period requirements with respect to their shares. Neither the TCJA nor the proposed regulations permit conduit treatment of income from qualified publicly traded partnerships for purposes of the 20% deduction by noncorporate taxpayers. The IRS continues to study whether such treatment for registered investment companies is appropriate in the context of publicly traded partnerships.
A 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.
You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October,
November or December to shareholders of record on a date in such a month and paid the following
January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.
If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.
Shareholders will be advised annually as to the federal tax status of all distributions made by a Fund for the preceding year.  Distributions by the Funds and gains from the sale of Fund shares may also be subject to state and local taxes.  Additional tax information may be found in the SAI.
This section assumes you are a U.S. shareholder and is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.
Other Fund Policies
Telephone Transactions.  If you did not decline telephone transactions on your Account Application, you may be responsible for fraudulent telephone orders made to your account as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally,
4:00 p.m. Eastern Time).
During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the
Funds at the address listed previously in the “How to Purchase Fund Shares” section.
Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern
Time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.
Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.
Closing the Funds.  The Board retains the right to close (or partially close) a Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.
Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at (855) 774-3863 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.
Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to a Fund.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If a Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer)
abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at (855) 774-3863 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.
Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Class Descriptions
The Mid Cap Fund and the Genesis Fund both currently offer three different classes of shares: Investor
Class shares, Advisor Class shares and Institutional Class shares. The International Fund currently offers one class of shares: Advisor Class Shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums.
Investor Class shares of the Mid Cap Fund and Genesis Fund impose a 0.25% Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class. See “Rule 12b-1 Distribution Fees”
below for further information. Investor Class and Advisor Class shares of the Mid Cap Fund and
Genesis Fund, and Advisor Class shares of the International Fund, each impose a shareholder servicing fee of up to 0.15% that is assessed against the assets of the Fund attributable to those classes.
Institutional Class shares of the Mid Cap Fund and Genesis Fund, and Advisor Class shares of each
Fund, do not pay a Rule 12b-1 fee, and Institutional Class shares also do not pay a shareholder servicing fee. Investor Class and Advisor Class shares of the Mid Cap Fund and Genesis Fund may be converted to Institutional Class shares if your account balance exceeds the initial minimum investment, or you otherwise qualify for a waiver of that minimum, for Institutional Class shares. Any conversion is effected on the basis of the relative net asset values of the applicable classes, without the imposition of a sales load, fee, or other charge. A conversion between classes of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes. Please contact your financial intermediary or the Transfer Agent if you believe you qualify for a conversion of your shares, or for additional information regarding your eligibility for and the tax consequences of any conversion.

Distribution of Fund Shares
The Distributor
Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (dba ACA Group), is located at 190 Middle Street, Suite 301, Portland, ME 04101, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.
Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which the Funds are authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related services provided by such entities, an aggregate fee of 0.25% of the average daily net assets of the Investor Class shares. Advisor Class shares and Institutional Class shares do not pay a Rule 12b-1 fee.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.
Because the distribution fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.
Shareholder Servicing Plan Fees
The Trust has adopted a Shareholder Servicing Plan under which the Investor Class shares of the Mid
Cap Fund and the Genesis Fund and the Advisor Class shares of the Funds may pay a shareholder servicing fee of up to 0.15% of the classes’ respective average daily net assets for non-distribution personal shareholder services provided to a Fund by financial institutions, including the Adviser or its affiliates.  Non-distribution personal shareholder services for which such fees are paid may include:
establishing and maintaining shareholder accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from the Funds to their shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options.
Institutional Class shares do not pay a shareholder servicing fee.
Payments to Financial Intermediaries
The Funds may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.
The Adviser, out of its own resources and without additional cost to any Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Funds, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to a Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. The Adviser will not make such additional cash payments to financial intermediaries in connection with the sale of
Institutional Class shares of the Mid Cap Fund or Genesis Fund, or Advisor Class shares of the
International Fund.

Financial Highlights
The financial highlights in the following tables are intended to help you understand each Fund’s financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Because the Institutional Class shares of the Genesis Fund have not commenced operations prior to the date of this Prospectus, there are no financial highlights available for Institutional Class shares of the Genesis
Fund at this time. This information has been audited by Cohen & Company, Ltd., the Funds’
independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request or on the Funds’ website at www.reinhartfunds.com.

Reinhart Mid Cap PMV Fund
	Year Ended May 31,
Investor Class	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.11	$17.20	$15.76	$18.35	$18.23
INVESTMENT OPERATIONS:
Net investment income	0.09(a)	0.09(a)	0.09	0.10 (a)	0.12
Net realized and unrealized gain (loss) on investments(b)	0.85	0.35	2.30	(1.84)	0.14
Total from investment operations	0.94	0.44	2.39	(1.74)	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.08)	(0.13)	(0.12)	(0.14)
Net realized gains	(0.98)	(0.45)	(0.82)	(0.73)	—
Total distributions	(1.08)	(0.53)	(0.95)	(0.85)	(0.14)
Net asset value, end of year	$16.97	$17.11	$17.20	$15.76	$18.35
Total return	5.69%	2.47%	15.41%	-9.77% (c)	1.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$24,250	$27,848	$26,200	$22,700	$25,800
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.50%	1.57%	1.48%	1.41%	1.48%
After expense waiver/recoupment	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	0.53%	0.48%	0.50%	0.58%	0.75%
Portfolio turnover rate	21%	32%	18%	42%	31%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.
(c)Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.

Reinhart Mid Cap PMV Fund
	Year Ended May 31,
Advisor Class	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.10	$17.20	$15.75	$18.32	$18.22
INVESTMENT OPERATIONS:
Net investment income	0.13(a)	0.13(a)	0.15	0.14 (a)	0.19
Net realized and unrealized gain (loss) on investments (b)	0.85	0.35	2.28	(1.84)	0.12
Total from investment operations	0.98	0.48	2.43	(1.70)	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.13)	(0.16)	(0.14)	(0.21)
Net realized gains	(0.98)	(0.45)	(0.82)	(0.73)	—
Total distributions	(1.12)	(0.58)	(0.98)	(0.87)	(0.21)
Net asset value, end of year	$16.96	$17.10	$17.20	$15.75	$18.32
Total return	5.94%	2.73%	15.71%	-9.56% (c)	1.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$60,521	$78,995	$92,000	$116,100	$172,600
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.30%	1.26%	1.25%	1.20%	1.16%
After expense waiver/recoupment	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.79%	0.73%	0.75%	0.84%	1.00%
Portfolio turnover rate	21%	32%	18%	42%	31%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.
(c)Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.

Reinhart Mid Cap PMV Fund
	Year Ended May 31,
Institutional Class	2026	2025	2024	2023		2022
PER SHARE DATA:
Net asset value, beginning of year	$17.22	$17.29	$15.82	$18.40		$18.27
INVESTMENT OPERATIONS:
Net investment income	0.15(a)	0.16(a)	0.18	0.17	(a)	0.21
Net realized and unrealized gain (loss) on investments(b)	0.86	0.36	2.28	(1.88)		0.13
Total from investment operations	1.01	0.52	2.46	(1.71)		0.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.14)	(0.17)	(0.14)		(0.21)
Net realized gains	(0.98)	(0.45)	(0.82)	(0.73)		—
Total distributions	(1.13)	(0.59)	(0.99)	(0.87)		(0.21)
Net asset value, end of year	$17.10	$17.22	$17.29	$15.82		$18.40
Total return	6.12%	2.94%	15.84%	-9.54%	(c)	1.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,251	$5,655	$4,100	$3,800		$34,100
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.21%	1.19%	1.21%	1.09%		1.12%
After expense waiver/recoupment	0.90%	0.90%	0.90%	0.90%		0.90%
Ratio of net investment income (loss) to average net assets	0.87%	0.88%	0.90%	0.99%		1.15%
Portfolio turnover rate	21%	32%	18%	42%		31%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.
(c)Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.

Reinhart Genesis PMV Fund
	Year Ended May 31,
Investor Class	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$14.92	$15.38	$12.46	$12.55	$13.39
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)(a)	0.00(a)(b)	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments (c)	4.80	0.23	3.31	0.74	(0.30)
Total from investment operations	4.79	0.23	3.33	0.76	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.02)	(0.03)	(0.02)	(0.06)
Net realized gains	(1.18)	(0.67)	(0.38)	(0.83)	(0.51)
Total distributions	(1.19)	(0.69)	(0.41)	(0.85)	(0.57)
Net asset value, end of year	$18.52	$14.92	$15.38	$12.46	$12.55
Total return	33.67%	1.20%	27.04%	6.73%	-2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$34,855	$25,422	$24,800	$19,300	$17,300
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.33%	1.33%	1.34%	1.37%	1.37%
After expense waiver/recoupment	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.00%(d)	0.13%	0.13%	0.18%
Portfolio turnover rate	47%	44%	21%	47%	33%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Amount represents less than $0.005 per share.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.
(d)Amount represents less than 0.005%.

Reinhart Genesis PMV Fund
	Year Ended May 31,
Advisor Class	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$15.06	$15.49	$12.54	$12.61	$13.45
INVESTMENT OPERATIONS:
Net investment income	0.03(a)	0.04(a)	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments (b)	4.84	0.24	3.34	0.74	(0.29)
Total from investment operations	4.87	0.28	3.39	0.79	(0.24)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	(0.06)	(0.03)	(0.09)
Net realized gains	(1.18)	(0.67)	(0.38)	(0.83)	(0.51)
Total distributions	(1.20)	(0.71)	(0.44)	(0.86)	(0.60)
Net asset value, end of year	$18.73	$15.06	$15.49	$12.54	$12.61
Total return	33.93%	1.55%	27.33%	6.97%	-1.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$678,950	$478,580	$405,900	$275,600	$263,100
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.19%	1.16%	1.16%	1.19%	1.16%
After expense waiver/recoupment	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.21%	0.25%	0.38%	0.39%	0.43%
Portfolio turnover rate	47%	44%	21%	47%	33%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.

Reinhart International PMV Fund
	Year Ended May 31,
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year	$12.04	$11.59	$10.26	$10.00
INVESTMENT OPERATIONS:
Net investment income	0.13(a)	0.19(a)	0.17	0.13
Net realized and unrealized gain (loss) on investments(b)	2.66	1.51	1.36	0.24
Total from investment operations	2.79	1.70	1.53	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.30)	(0.11)	(0.06)
Net realized gains	(0.80)	(0.95)	(0.09)	(0.05)
Total distributions	(0.97)	(1.25)	(0.20)	(0.11)
Net asset value, end of year	$13.86	$12.04	$11.59	$10.26
Total return	24.82%	16.29%	15.00%	3.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,280	$2,165	$1,700	$1,400
Ratio of expenses to average net assets:
Before expense waiver/recoupment	10.85%	13.98%	14.66%	19.29%
After expense waiver/recoupment	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.06%	1.63%	1.57%	1.60%
Portfolio turnover rate	32%	67%	12%	11%
(a)Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.

Investment Adviser
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, Wisconsin 53092
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 E Wisconsin Ave, Suite 210
Milwaukee, Wisconsin 53202
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
PRIVACY NOTICE
The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number,
e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).
The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.
Reinhart Funds
Series of Managed Portfolio Series

FOR MORE INFORMATION
You can find more information about the Funds in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this
Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports to shareholders and Form N-CSR provide additional information about the Funds’ investments.  The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the
Funds’ prior fiscal period. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
You can obtain a free copy of these documents and the SAI, request other information such as the
Funds’ financial statements, or make general inquiries about the Funds by calling the Funds (toll-free)
at (855) 774-3863, by visiting the Funds’ website at www.reinhartfunds.com or by writing to:
Reinhart Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
You can review and copy information, including the Funds’ reports and SAI:
•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://
www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)